Basis of Presentation and Summary of Significant Accounting Policies - Summary of Movement of Employee Shares Outstanding (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2022
Class of Stock [Line Items]
Beginning balance, value	$ (54,284,884)	$ (32,519,603)	$ (1,192,451)
Ending balance, value
Common Stock [Member] | Employee Shares Outstanding [Member]
Class of Stock [Line Items]
Beginning balance, value	$ 215,448	$ 215,448	$ 215,448
Ending balance, value
Common Stock [Member] | Employee Shares Outstanding [Member] | Employee Shares at Par Value [Member]
Class of Stock [Line Items]
Beginning balance, shares	58,315,800	58,315,800	58,315,800
Ending balance, shares
Common Stock [Member] | Employee Shares Outstanding [Member] | Employee Shares Requiring Additional Paid in Capital [Member]
Class of Stock [Line Items]
Beginning balance, shares	10,700,000	10,700,000	10,700,000
Ending balance, shares